SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
Please Retain This Supplement for Future Reference
July 13, 2026
PROSTKR26-28